Income taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for taxes
Current taxes	$ 1,101	$ 1,346	$ 776
Deferred taxes	(344)	(289)	(280)
Income tax expense allocated to continuing operations	757	1,057	496
Income tax expense (benefit) allocated to discontinued operations	(5)	(1)	322
Reconciliation of taxes:
Income from continuing operations before income taxes	$ 3,394	$ 5,787	$ 841
Weighted-average global tax rate (as a percent)	23.60%	23.70%	22.90%
Income taxes at weighted average tax rate	$ 800	$ 1,371	$ 193
Items taxed at rates other than the weighted-average tax rate	127	176	3
Unrecognized tax benefits	(83)	151	(38)
Changes in valuation allowance, net	(195)	(95)	29
Effects of changes in tax laws and enacted tax rates	(19)	1	23
Non-deductible/ non-taxable items	97	(542)	232
Other, net	30	(5)	54
Income tax expense allocated to continuing operations	$ 757	$ 1,057	$ 496
Effective tax rate for the year (as a percent)	22.30%	18.30%	59.00%
Increase in deferred tax assets			$ 16
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	$ (95)	$ (150)	(20)
Non-deductible goodwill amount			82
Nondeductible expense defined benefit plans			62
Non-recoverable taxes on dividends	53
Deferred tax assets:
Unused tax losses and credits	462	551
Provisions and other accrued liabilities	756	757
Other current assets including receivables	100	104
Pension	283	338
Inventories	304	266
Intangible assets	1,154	1,135
Other	66	57
Total gross deferred tax asset	3,125	3,208
Valuation allowance	(1,000)	(1,263)	(1,518)
Total gross deferred tax asset, net of valuation allowance	2,125	1,945
Deferred tax liabilities:
Property, plant and equipment	(232)	(245)
Intangible assets	(237)	(281)
Other assets	(91)	(107)
Pension	(318)	(302)
Other liabilities	(200)	(175)
Inventories	(44)	(35)
Unremitted earnings of subsidiaries	(336)	(308)
Total gross deferred tax liability	(1,458)	(1,453)
Net deferred tax asset	667	492
Included in:
"Deferred taxes"-non-current assets	1,396	1,177
"Deferred taxes"-non-current liabilities	(729)	(685)
Unused tax losses and credits, valuation allowance	80	93
Foreign subsidiary retained earnings permanently reinvested	100	100
Net operating loss carry-forwards, available to certain subsidiaries	1,806
Tax credits, available to certain subsidiaries	$ 57
Percent increase of weighted-average global tax rate from gains on sale of business	1.00%
Kusile Project [Member]
Reconciliation of taxes:
Non-deductible/ non-taxable items	$ 65
Dodge [Member]
Reconciliation of taxes:
Income from continuing operations before income taxes		115	$ 96
Items taxed at rates other than the weighted-average tax rate		107
Divestments And Internal Reorganizations [Member]
Reconciliation of taxes:
Non-deductible/ non-taxable items		(567)
Expiration through Year 2046
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	809
Tax credits, available to certain subsidiaries	47
Europe
Reconciliation of taxes:
Changes in valuation allowance, net		$ (82)
Effects of changes in tax laws and enacted tax rates	(25)
Europe | Positive Impacts [Member]
Reconciliation of taxes:
Changes in valuation allowance, net	(23)
Europe | Negative Impacts [Member]
Reconciliation of taxes:
Changes in valuation allowance, net	55
The Americas
Reconciliation of taxes:
Changes in valuation allowance, net	(208)
Asia
Reconciliation of taxes:
Changes in valuation allowance, net	$ (22)